CONVERTIBLE PROMISSORY NOTES, Summary of Convertible Promissory Notes (Details) - USD ($)	12 Months Ended	35 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt maturity term		18 months
Maximum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt maturity term		36 months
Convertible Promissory Notes 1-7 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument face amount	$ 5,340,000	$ 5,340,000	$ 5,340,000
Debt maturity term	24 months
Debt instrument interest rate	5.00%	5.00%
Debt instrument, convertible, conversion price	$ 4	$ 4
Convertible Promissory Notes 1-2 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible conversion price percentage of initial public offering stock price	40.00%	40.00%
Convertible Promissory Notes 3-7 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible conversion price percentage of initial public offering stock price	40.00%	40.00%
Convertible Promissory Notes 8-12 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument face amount	$ 17,500,000	$ 17,500,000	17,500,000
Convertible Promissory Notes 8-12 [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible price minimum percentage of stock price applied	50.00%	50.00%
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Price One [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price	$ 25	$ 25
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Price Two [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price	21	21
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Price Three [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price	20	$ 20
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger One [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger	50
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger Two [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger	42
Convertible Promissory Notes 8-12 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger Three [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger	$ 40
Convertible Promissory Notes 8-12 [Member] | Minimum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt maturity term	18 months
Debt instrument interest rate	5.00%	5.00%
Convertible Promissory Notes 8-12 [Member] | Minimum [Member] | Merger agreement with TMTG [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price	$ 10	$ 10
Convertible Promissory Notes 8-12 [Member] | Maximum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt maturity term	36 months
Debt instrument interest rate	10.00%	10.00%
Convertible Promissory Notes 13-19 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument face amount	$ 17,860,000	$ 17,860,000	$ 15,360,000
Debt maturity term	18 months
Convertible Promissory Notes 13-19 [Member] | Debt Instrument Conversion Price One [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price	$ 25	$ 25
Convertible Promissory Notes 13-19 [Member] | Debt Instrument Conversion Price Two [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price	$ 21	$ 21
Convertible Promissory Notes 13-19 [Member] | Minimum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument interest rate	5.00%	5.00%
Convertible Promissory Notes 13-19 [Member] | Maximum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument interest rate	10.00%	10.00%
Convertible Promissory Notes 20 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument face amount	$ 500,000	$ 500,000
Debt maturity term	18 months
Debt instrument interest rate	10.00%	10.00%
Debt instrument convertible price minimum percentage of stock price applied	50.00%	50.00%
Convertible Promissory Notes 20 [Member] | Debt Instrument Conversion Price One [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price	$ 25	$ 25
Convertible Promissory Notes 20 [Member] | Debt Instrument Conversion Price Two [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price	21	21
Convertible Promissory Notes 20 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger One [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger	50
Convertible Promissory Notes 20 [Member] | Debt Instrument Conversion Threshold Stock Price Trigger Two [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument convertible stock price trigger	42
Convertible Promissory Notes 20 [Member] | Minimum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument, convertible, conversion price	$ 10	$ 10
Convertible Promissory Notes Liability Component [Member] | Minimum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument effective rate percentage	16.30%	16.30%
Convertible Promissory Notes Liability Component [Member] | Maximum [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument effective rate percentage	100.00%	100.00%